INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details) - year	Dec. 31, 2018	Dec. 31, 2017
Core office | United States
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.90%	7.00%
Terminal Capitalization Rate	5.60%	5.80%
Investment Horizon (years)	12	13
Core office | Canada
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.00%	6.10%
Terminal Capitalization Rate	5.40%	5.50%
Investment Horizon (years)	10	10
Core office | Australia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.00%	7.00%
Terminal Capitalization Rate	6.20%	6.10%
Investment Horizon (years)	10	10
Core office | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.60%	9.70%
Terminal Capitalization Rate	7.70%	7.60%
Investment Horizon (years)	6	7
Core Retail [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.10%
Terminal Capitalization Rate	6.00%
Investment Horizon (years)	12
Opportunistic office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	10.20%	10.20%
Terminal Capitalization Rate	7.00%	7.50%
Investment Horizon (years)	6	7
Opportunistic retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.90%	9.00%
Terminal Capitalization Rate	7.80%	8.00%
Investment Horizon (years)	9	10
Industrial
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.30%	6.80%
Terminal Capitalization Rate	8.30%	6.20%
Investment Horizon (years)	10	10
Mixed-use [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.80%	8.40%
Terminal Capitalization Rate	5.40%	5.30%
Investment Horizon (years)	10	10,000,000
Multifamily
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	4.80%	4.80%
Triple net lease
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.30%	6.40%
Self-storage
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.70%	5.80%
Student housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.60%	5.80%
Manufactured housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.40%	5.80%
Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.00%	5.80%